Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 7.3	$ 6.1
Key management personnel compensation, share-based	$ 19.4	$ 24.2